Initial Public Offering (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 22, 2021
Initial Public Offering [Line Items]
Number of securities called by each warrant (in Shares)		1
Warrant exercise price	$ 11.5
Total equity proceeds	60.00%
Market value price	$ 9.2
Market value percentage	115.00%
Redemption trigger price	$ 18
Redemption Price Per Warrant	$ 0.01
Redemption period days	30 days
Redemption period period	$ 18
Common stock threshold trading days	20 days
Consecutive trading day threshold	30 days
IPO [Member]
Initial Public Offering [Line Items]
Unit issued (in Shares)		18,975,000
Price per share		$ 10.1
Warrant exercise price		$ 11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Unit issued (in Shares)		2,475,000
Common Stock [Member]
Initial Public Offering [Line Items]
Price per share	$ 10
Maximum [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Price per share		$ 10
Minimum [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Price per share		10
Warrant [Member] | IPO [Member]
Initial Public Offering [Line Items]
Warrant exercise price		$ 11.5
Warrant [Member] | Maximum [Member]
Initial Public Offering [Line Items]
Market value percentage	180.00%
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant (in Shares)	1
Warrant exercise price	$ 11.5
Business Combination [Member]
Initial Public Offering [Line Items]
Price per share	$ 9.2